Loans and financing - Summary of Changes in Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
At January 1	$ 3,279	$ 6,359
Loans from acquisition of subsidiaries	0	8,038
Repayment Of Loans To Third Party At The Acquisition Date	(2,651)	(11,002)
Interest charged	62	94
Interest paid	(56)	(104)	$ (186)
Basis adjustment on the fair value hedge	273	333
Exchange rate effect	246	(439)
At December 31	$ 1,153	$ 3,279	$ 6,359